Payments, Details - 12 months ended Dec. 31, 2025 - ARS ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 186,037,477,000	Taxes	ARGENTINA		National Government - Agencia de Recaudación y Control Aduanero	Natural Gas		Well
#: 2
	19,876,196,000	Taxes	ARGENTINA		National Government - Dirección General de Aduanas	Natural Gas	Liquids	Well
#: 3
	2,731,909,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires	Natural Gas	Liquids	Well
#: 4
	6,316,537,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires	Natural Gas	Midstream	Well
#: 5
	394,940,000	Taxes	ARGENTINA	Ciudad Autónoma de Buenos Aires	City of Buenos Aires - Administración Gubernamental de Ingresos Públicos	Natural Gas	Liquids	Well
#: 6
	1,371,765,000	Taxes	ARGENTINA	Ciudad Autónoma de Buenos Aires	City of Buenos Aires - Administración Gubernamental de Ingresos Públicos	Natural Gas	Midstream	Well
#: 7
	1,829,785,000	Taxes	ARGENTINA	Neuquén	Province of Neuquén - Dirección Provincial de Rentas	Natural Gas	Liquids	Well
#: 8
	4,240,190,000	Taxes	ARGENTINA	Neuquén	Province of Neuquén - Dirección Provincial de Rentas	Natural Gas	Midstream	Well
#: 9
	$ 4,696,965,000	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires - Municipalidad de Bahía Blanca	Natural Gas	Liquids	Well